Shareholder's Equity	12 Months Ended
Jan. 31, 2012
Shareholder's Equity [Abstract]
Shareholder's Equity

Note 3. Shareholders' Equity

Share-Based Compensation

The Company has awarded share-based compensation to associates and nonemployee directors of the Company. The compensation expense recognized for all plans was $355 million, $371 million and $335 million for fiscal 2012, 2011 and 2010, respectively. Share-based compensation expense is included in operating, selling, general and administrative expenses in the Company's Consolidated Statements of Income. The total income tax benefit recognized for share-based compensation was $134 million, $141 million and $126 million for fiscal 2012, 2011 and 2010, respectively. The following table summarizes the Company's share-based compensation expense by award type:

	Fiscal Years Ended January 31,
(Amounts in millions)	2012	2011	2010
Restricted stock and performance share awards	$142	$162	$140
Restricted stock rights	184	157	111
Stock options	29	52	84

Share-based compensation expense	$355	$371	$335

The Company's shareholder-approved Stock Incentive Plan of 2010 (the "Plan") became effective June 4, 2010 and amended and restated the Company's Stock Incentive Plan of 2005. The Plan was established to grant stock options, restricted (non-vested) stock, performance shares and other equity compensation awards for which 210 million shares of common stock issued or to be issued under the Plan have been registered under the Securities Act of 1933, as amended. The Company believes that such awards serve to align the interests of its associates with those of its shareholders.

The Plan's award types are summarized as follows:

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Restricted stock grants are awards for shares that vest based on the passage of time, achievement of performance criteria, or both. Performance share awards vest based on the passage of time and achievement of performance criteria and may range from 0% to 150% of the original award amount. Vesting periods for both awards are generally between three and five years. Awards granted before January 1, 2008 may be settled in stock or deferred as stock or cash, based upon the recipient's election. Consequently, these awards are included in accrued liabilities and deferred income taxes and other in the Company's Consolidated Balance Sheets, unless the recipient elected for the award to be settled or deferred in stock. The fair value of the restricted stock and performance share liabilities is remeasured each reporting period and the total liability for these awards at January 31, 2012 and 2011 was $16 million and $12 million, respectively. Restricted stock awards and performance share awards issued in fiscal 2009 and thereafter, may be settled or deferred in stock and are accounted for as equity in the Company's Consolidated Balance Sheets. The fair value of these awards is determined on the date of grant using the Company's stock price discounted for the expected dividend yield through the vesting period and is recognized ratably over the vesting period.

•

Restricted stock rights provide rights to Company stock after a specified service period. For restricted stock rights issued in fiscal 2009 and thereafter, 50% vest three years from the grant date and the remaining 50% vesting five years from the grant date. The fair value of each restricted stock right is determined on the date of grant using the stock price discounted for the expected dividend yield through the vesting period and is recognized ratably over the vesting period. The expected dividend yield is based on the anticipated dividends over the vesting period. The weighted-average discount for the dividend yield used to determine the fair value of restricted stock rights granted in fiscal 2012, 2011 and 2010 was 11.7%, 9.1% and 8.5%, respectively.

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Stock options allow the associate to buy a specified number of shares at a set price. Options granted generally vest over five years and have a contractual term of ten years. Options may include restrictions related to employment, satisfaction of performance conditions or other conditions. Under the Plan and prior plans, substantially all stock options have been granted with an exercise price equal to the market price of the Company's stock at the date of grant.

In addition to the Plan, the Company's subsidiary in the United Kingdom, ASDA, has two other stock option plans for certain ASDA colleagues. A combined 49 million shares of the Company's common stock were registered under the Securities Act of 1933, as amended, for issuance upon the exercise of stock options granted under the Colleague Share Ownership Plan 1999 (the "CSOP") and the ASDA Sharesave Plan 2000 ("Sharesave Plan").

•	The CSOP grants have either a three- or six-year vesting period. The CSOP options may be exercised during the two months immediately following the vesting date.

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The Sharesave Plan grants options at 80% of the Company's average stock price for the three days preceding the grant date. The Sharesave Plan options vest after three years and may generally be exercised up to six months after the vesting date.

The following table shows the activity for each award type during fiscal 2012:

	Restricted Stock and Performance Share Awards		Restricted Stock Rights		Stock Options (1)
(Shares in thousands)	Shares	Weighted- Average Grant-Date Fair Value Per Share	Shares	Weighted- Average Grant-Date Fair Value Per Share	Shares	Weighted- Average Exercise Price Per Share
Outstanding at February 1, 2011	13,617	$52.33	16,838	$47.71	33,386	$49.35
Granted	5,022	55.03	5,826	47.13	2,042	42.90
Vested/exercised	(3,177)	51.26	(3,733)	47.26	(13,793)	50.22
Forfeited or expired	(2,142)	52.55	(1,310)	47.92	(1,483)	48.01

Outstanding at January 31, 2012	13,320	$53.56	17,621	$47.76	20,152	$48.21

Exercisable at January 31, 2012					13,596	$50.49

(1)	Includes stock option awards granted under the Stock Incentive Plan of 2010, the Colleague Share Ownership Plan 1999 and the ASDA Sharesave Plan 2000.

As of January 31, 2012, the unrecognized compensation cost for restricted stock and performance share awards, restricted stock rights and stock option awards was $356 million, $427 million, and $23 million, respectively, and is expected to be recognized over a weighted-average period of 2.3 years, 2.0 years and 1.0 years, respectively. Additionally, as of January 31, 2012, the weighted-average remaining life for stock options outstanding and stock options exercisable was 4.3 years and 2.9 years, respectively, and the stock options had an aggregate intrinsic value of $265 million and $148 million, respectively.

The following table includes additional information related to the restricted stock and performance share awards and the restricted stock rights:

	Fiscal Years Ended January 31,
(Amounts in millions)	2012	2011	2010
Fair value of restricted stock and performance share awards vested	$134	$142	$110
Fair value of restricted stock rights vested	178	50	49

The following table includes additional information related to stock option awards:

	Fiscal Years Ended January 31,
(Amounts in millions)	2012	2011	2010
Fair value of stock options vested	$50	$54	$79
Proceeds from stock options exercised	420	205	111
Intrinsic value of stock options exercised	91	51	39

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes-Merton option valuation model that uses various assumptions for inputs. The Company uses expected volatilities and risk-free interest rates that correlate with the expected term of the option when estimating an option's fair value. The following table provides the weighted-average assumptions used to estimate the fair values of the Company's stock options granted in fiscal 2012, 2011 and 2010:

	Fiscal Years Ended January 31,
	2012	2011	2010
Dividend yield (1)	2.9%	2.3%	2.1%
Volatility (2)	17.6%	17.1%	18.7%
Risk-free interest rate (3)	1.3%	1.8%	1.4%
Expected life in years (4)	3.0	3.1	3.1
Weighted-average fair value of options granted	$9.61	$12.53	$10.41

(1)	Expected dividend yield is based on the anticipated dividends over the vesting period.
(2)	Expected volatility is based on historical volatility of the Company's stock.
(3)	Risk-free interest rate is based on the U.S. Treasury yield curve at the time of the grant.
(4)	Expected life in years is based on historical exercise and expiration activity of grants with similar vesting periods.

Share Repurchase Program

From time to time, the Company has repurchased shares of its common stock under share repurchase programs authorized by the Board of Directors. The current share repurchase program has no expiration date or other restriction limiting the period over which the Company can make share repurchases. At January 31, 2012, authorization for $11.3 billion of additional share repurchases remained under the current share repurchase program. Any repurchased shares are constructively retired and returned to an unissued status.

The Company considers several factors in determining when to execute share repurchases, including, among other things, current cash needs, capacity for leverage, cost of borrowings and the market price of its common stock. Cash paid for share repurchases during fiscal 2012, 2011 and 2010 was as follows:

Share Repurchases	Total Number of Shares Repurchased (in millions)	Average Price Paid per Share		Total Investment (in billions)
Fiscal year ended January 31, 2012	115.3	$	54.64	$6.3
Fiscal year ended January 31, 2011	279.1		53.03	14.8
Fiscal year ended January 31, 2010	145.5		50.17	7.3